Related Party Transactions	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Related Party Transactions

Note 8 Related Party Transactions

A company controlled by management (the owner being Rex E. Fortescue, the father of the Company’s President) of the Company provides to the Company. During the three months year-to-date period ended March 31, 2012, the Company incurred $10,500 ($10,500 for same period in 2011) in consulting fees and $451 ($451 for the same period in 2010) in expense reimbursements. Included in the Account Payable accounts is $171,573 representing outstanding fees and reimbursements.

A company controlled by management (the owner being Deborah E. Fortescue-Merrin, the Company’s President) of the Company formerly provided the corporate management services of Deborah Fortescue-Merrin and incurred expense reimbursements. Included in the Accounts Payable account is $71,914 representing outstanding fees and reimbursements.

A company controlled by management (the owners being Rex E. Fortescue, the father of the Company’s President, and Richard E. Fortescue, the brother the Company’s President) of the Company provides accounting and administrative services to the Company. During the three months First Fiscal Quarter period ended March 31, 2012 the Company incurred $6,000 ($6,000 for the same period in 2011) for such accounting and administrative services, and $6,071 ($2,167 for the same period in 2011) in expense reimbursements. Included in the Account Payable accounts is $154,612 representing outstanding fees and reimbursements.